The ordinary shares and convertible preferred shares are classified as equity. (Details) - € / shares	Dec. 31, 2021	Dec. 31, 2020
EQUITY
Ordinary shares issued (€0.15 par value per share)	105,190,223	90,950,048
Par value per share	€ 0.15
Convertible preferred shares registered	48,862	20,514
Total shares issued	105,239,085	90,970,562
Less Treasury shares	(124,322)	(146,322)
Outstanding shares	105,114,763	90,824,240